Commitments and Contingencies (Principal Risks and Uncertainties) (Details) CAD in Millions, $ in Billions	Jul. 01, 2016 CAD	Jul. 01, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Loss Contingencies [Line Items]
Public Utilities, Property, Plant and Equipment, Net			CAD 15,886	CAD 6,258
Total Debt			CAD 15,000
TECO Energy Inc [Member]
Loss Contingencies [Line Items]
Business Combination, Consideration Transferred	CAD 13,900	$ 10.7